Property and Plant and Equipment (Details) - Schedule of Property and Plant and Equipment - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period	$ 7,555	$ 13,996
Additions
Depreciation charge for the period	(6,642)	(6,757)
Foreign exchange	(60)	316
Carrying value at end of period	853	7,555
Cost [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	30,924	56,603
Accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	(30,071)	(49,048)
Net of accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	$ 853	$ 7,555